8. Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Taxes
Deferred tax movement
	2017	2016	2015
At January 1	$(2,557,571)	$(2,764,734)	$(3,738,082)

Recognized directly in equity
Sale of SIM (see note 9 — Discontinued Operations)	–	–	315,325
Sale of Nova (see note 9 — Discontinued Operations)	206,679	–	–
Currency exchange difference	(383,555)	71,026	370,358

Recognized in profit and loss
Deferred tax benefit/(expense)	(15,867)	136,137	287,665
At December 31,	$(2,750,314)	$(2,557,571)	$(2,764,734)

Details of deferred tax liablity

	2017	2017	2017	2017
	Asset	Liability	(Charged) / Net	Movement
Adjustment for IFRS purposes (deductible/taxable for local tax rules in future fiscal years)
Writing off of intangibles	$507,880	$–	$507,880	$59,767
Writing off of tangibles	–	(48,009)	(48,009)	11,164
Accounting of lease contracts according to IAS 17	–	(1,997,805)	(1,997,805)	191,956
Accounting of investment properties according to fair value	–	(948,648)	(948,648)	(225,124)
Loss on investments (internal restructuring)	–	(263,732)	(263,732)	–
Other temporary differences
Bad debt provision	–	–	–	2,780
Others	–	–	–	(24,676)
Total	$507,880	$(3,258,194)	$(2,750,314)	$15,867

	2016	2016	2016	2016*
	Asset	Liabilities	(Charged) / Net	Movement
Adjustment for IFRS purposes (deductible/taxable for local tax rules in future fiscal years)
Writing off of intangibles	$501,880	$–	$501,880	$97,213
Writing off of tangibles	–	(149,164)	(149,164)	8,424
Accounting of lease contracts according to IAS 17	–	(1,574,288)	(1,574,289)	14,091
Accounting of investment properties according to fair value	–	(1,107,110)	(1,107,110)	(272,437)
Mark to market on derivative instruments	–	–	–	53,034
Loss on investments (internal restructuring)	–	(231,484)	(231,484)	(30,470)
Other temporary differences
Bad debt provision	2,596	–	2,596	397
Provision for risk	–	–	–	217
Others	–	–	–	(775)
Total	$504,476	$(3,062,046)	$(2,557,571)	$(130,306)

	2015	2015	2015	2015*
	Asset	Liabilities	(Charged) / Net	Movement
Adjustment for IFRS purposes (deductible/taxable for local tax rules in future fiscal years)
Writing off of intangibles	$611,712	$–	$611,712	$48,844
Writing off of tangibles	–	(120,387)	(120,387)	12,234
Accounting of lease contracts according to IAS 17	–	(1,606,270)	(1,606,270)	253,125
Accounting of investment properties according to fair value	–	(1,436,973)	(1,436,973)	(481,360)
Mark to market on derivative instruments	52,013	–	52,013	10,537
Loss on investments (internal restructuring)	–	(268,103)	(268,103)	273,955
Other temporary differences
Bad debt provision	3,061	–	3,061	5,538
Others	213	–	213	(487)
Total	$666,999	$(3,431,733)	$(2,764,734)	$(122,386)

*Restated for discontinued operations (see note 9 — Discontinued Operations)